11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of non-cash transactions (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of non-cash transactions

	2020	2019	2018

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$-	$-	$4,132
as owing to related parties	$-	$-	$-